Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2021
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities
16. Accrued expenses and other current liabilities
Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2020	2021

	(RMB in millions)
Deposits	15,344	17,372
Salary and welfare	7,984	8,396
Rental fee payable	677	1,199
Accrued administrative expenses	513	1,165
Professional fee	756	904
Liabilities for return allowances	496	618
Internet data center fee	562	444
Vehicle fee	316	437
Payable related to employees’ exercise of share-based awards	269	333
Interest payable	136	134
Others	2,982	3,466

Total	30,035	34,468